Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following is a summary categorization, as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor), of the Company’s financial instruments based on the inputs utilized in determining the value of such financial instruments:
Investments at fair value as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor) are presented below:

	As of March 31, 2023 (Successor)
	Level 1	Level 2	Level 3
(Dollars in Thousands)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets:
Mutual funds	$48	$—	$—	$48
Exchange-traded funds	111	—	—	111
Investments – External Strategic Managers	—	—	165,322	165,322
Investments – Affiliated Funds (1)	—	—	—	1,188

Total	$159	$—	$165,322	$166,669

Liabilities:
Warrant liability	$23,235	$—	$—	$23,235
Earn-out liability	—	—	120,967	120,967
TRA liability	—	—	13,300	13,300
Earn-in consideration payable	—	—	1,593	1,593

Total	$23,235	$—	$135,860	$159,095

(1)
Investments in Affiliated Funds are measured at fair value using the net asset value (or its equivalent) practical expedient. The Company’s investments in Affiliated Funds represent interests that do not trade in an active market and are valued using the NAV of each investment company as reported and without adjustment. The Company does not have any commitments to the Affiliated Funds and redemptions are permitted on a monthly basis and require 30 days’ notice. The strategies of the Affiliated Funds primarily focus on near-dated, hard catalyst events that typically involve hostile deals, proposals, minority interest buy-ins,
leverage buyouts, activism, spin-offs, recapitalizations, and agreed upon deals. The investments held in the Affiliated Funds are primarily highly liquid and marketable securities. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Condensed Consolidated Statement of Financial Position.

	As of December 31, 2022 (Predecessor)
	Level 1	Level 2	Level 3
(Dollars in Thousands)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets:
Mutual funds	$44	$—	$—	$44
Exchange-traded funds	101	—	—	101
Interest rate swap	—	241	—	241

Total	$145	$241	$—	$386

Liabilities:
Earn-in consideration payable	$—	$—	$1,519	$1,519
Payout right	—	—	3,662	3,662

Total	$—	$—	$5,181	$5,181

Summary of fair value measurement inputs and valuation techniques

(Dollars in Thousands)	Fair Value	Valuation Techniques	Unobservable Inputs	Ranges	Impact to Valuation from an Increase in Input
Level 3 Assets:
Investments – External Strategic Managers	$165,322	Discounted Cash Flow	Discount rate	16%- 48%	Lower
			Long-term growth rate	3%	Higher
Level 3 Liabilities:
TRA liability	$13,300	Monte Carlo	Volatility	45%	Lower
			Correlation	20%	Higher
			Cost of debt range	5.6% - 7.1%	Lower
			Equity risk premium	7.5%- 12.9%	Lower
Earn-out liability	$120,967	Monte Carlo	Volatility	45%	Higher
			Risk-free rate	3.6%	Higher
Earn-in consideration payable	$1,593	Discounted Cash Flow	Revenue discount rate	7.2%	Lower

Schedule of changes in the fair value of the Level 3 conversion option	The following table sets forth a summary of changes in the fair value of Level 3 measurements as of March 31, 2023 (Successor) and December 31, 2022 (Predecessor):

	Level 3 Liabilities as of March 31, 2023 (Successor)
(Dollars in Thousands)	TRA Liability	Earn-out Liability	Earn-in consideration payable	Total
Beginning balance	$13,000	$91,761	$1,519	$106,280
Settlements	—	—	—	—
Net losses	300	29,206	74	29,580

Ending balance	$13,300	$120,967	$1,593	$135,860

	Level 3 Liabilities as of December 31, 2022 (Predecessor)
(Dollars in Thousands)	Earn-in consideration payable	Payout right	Total
Transfers into Level 3	$—	$—	$—
Transfers out of Level 3	—	—	—
Purchases	—	—	—
Issuances	1,519	3,662	5,181

Ending balance	$1,519	$3,662	$5,181

ALVARIUM TIEDEMANN HOLDINGS, INC [Member]
Fair Value Disclosures [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash held in Trust Account	$349,983,839	$349,983,839	$—	$—

Liabilities:
Public Warrants Liability	$5,882,250	$5,882,250	$—	$—
Private Warrants Liability	4,648,890	—	—	4,648,890

	$10,531,140	$5,882,250	$—	$4,648,890

	December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$345,031,308	$345,031,308	$—	$—

Liabilities:
Public Warrants Liability	$12,765,000	$12,765,000	$—	$—
Private Warrants Liability	10,328,609	—	—	10,328,609

	$23,093,609	$12,765,000	$—	$10,328,609

Schedule of changes Level 3 liabilities
The following table presents the changes Level 3 liabilities for the year ended December 31, 2022:

Fair Value at January 1, 2022	$10,328,609
Change in fair value	(5,679,719)

Fair Value at December 31, 2022	$4,648,890

The following table presents the changes Level 3 liabilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of Public Warrants and Private Warrants	27,004,700
Transfer of Public Warrants to Level 1	(15,007,500)
Change in fair value	(1,668,591)

Fair Value at December 31, 2021	$10,328,609

Schedule of key inputs into the Monte Carlo simulation
The key inputs into the Monte Carlo simulation model as of December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Risk-free interest rate	4.70%	1.30%
Expected term remaining (years)	0.46	5.49
Expected volatility	22.5%	17.5%
Trading stock price	$10.91	$9.88

Summary of fair value measurement inputs and valuation techniques
The following are the primary assumptions used for the valuation of the conversion feature of the Working Capital Note:

	May 25, 2022	December 31, 2022
Warrant Valuation Terms
Risk-free interest rate	2.72%	4.70%
Expected term remaining (years)	5.32	0.46
Expected volatility	10.9%	22.5%
Trading share price	$9.77	$10.91

	May 25, 2022	December 31, 2022
Compound Option Terms
Strike price – debt conversion	$1.00	$1.00
Strike price – warrants	$11.50	$11.50
Term – debt conversion	0.32	0.01
Term – warrant conversion	5.32	5.01
Probability of consummation of a Business Combination	90%	99%
Probability of consummation of a Business Combination – Target Date 11/30/2022 and 1/4/2023	90%	99%
Probability of consummation of a Business Combination – Target Date 2/28/2023 and 1/31/2023	10%	1%

Schedule of changes in the fair value of the Level 3 conversion option
The following table presents the changes in the fair value of the Level 3 conversion option:

Fair value at May 25, 2022 (date of issuance)	$41,331
Change in fair value	40,776

Fair value at December 31, 2022	$82,107